Transactions with Related Parties - Granitis (Details) (Granitis Glyfada Real Estate Ltd., USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Granitis Glyfada Real Estate Ltd.
Related Party Transaction [Line Items]
Rent expense	$ 25,078	$ 24,398